Post employment benefits - Analysis of fair value of plan assets (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 230	£ 210
Interest rate and inflation swaps	(982)	(1,018)
Cash and other	208	85
Total bid value of assets	10,422	9,713
Quoted
Disclosure of fair value of plan assets [line items]
Equities	571	561
Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	523	525
Property - unquoted(i)	706	829
Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	288	298
Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	247	262
Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	1,280	1,162
Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	231	252
Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	2,025	1,693
Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	4,809	4,629
Liability driven investment bonds
Disclosure of fair value of plan assets [line items]
Bonds	286	225
United Kingdom
Disclosure of fair value of plan assets [line items]
Hedge funds	92	75
Interest rate and inflation swaps	(1,048)	(1,048)
Cash and other	44	(45)
Total bid value of assets	7,696	7,115
United Kingdom | Quoted
Disclosure of fair value of plan assets [line items]
Equities	1	19
United Kingdom | Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	501	504
Property - unquoted(i)	620	744
United Kingdom | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	114	123
United Kingdom | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	507	404
United Kingdom | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	137	163
United Kingdom | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	1,697	1,362
United Kingdom | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	4,809	4,629
United Kingdom | Liability driven investment bonds
Disclosure of fair value of plan assets [line items]
Bonds	222	185
Ireland
Disclosure of fair value of plan assets [line items]
Hedge funds	134	135
Interest rate and inflation swaps	66	30
Cash and other	63	31
Total bid value of assets	1,810	1,747
Ireland | Quoted
Disclosure of fair value of plan assets [line items]
Equities	315	294
Ireland | Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	1	0
Property - unquoted(i)	85	84
Ireland | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	124	129
Ireland | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	247	262
Ireland | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	306	337
Ireland | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	77	74
Ireland | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	328	331
Ireland | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Liability driven investment bonds
Disclosure of fair value of plan assets [line items]
Bonds	64	40
United States and other
Disclosure of fair value of plan assets [line items]
Hedge funds	4	0
Interest rate and inflation swaps	0	0
Cash and other	101	99
Total bid value of assets	916	851
United States and other | Quoted
Disclosure of fair value of plan assets [line items]
Equities	255	248
United States and other | Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Equities	21	21
Property - unquoted(i)	1	1
United States and other | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	50	46
United States and other | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	467	421
United States and other | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	17	15
United States and other | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Repurchase agreements
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and other | Liability driven investment bonds
Disclosure of fair value of plan assets [line items]
Bonds	0	£ 0
Valuation uncertainty | Unquoted and private equity
Disclosure of fair value of plan assets [line items]
Property - unquoted(i)	£ 331